Basis of presentation and Summary of Significant Accounting Policies - Concentration Risk (Details) - Revenue - Customer concentration risk - DWave System [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
First Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	22.00%
Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	17.00%
Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	10.00%